Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets [Abstract]
Intangible assets
12	Intangible assets

Intangible assets as of December 31, 2021 and 2020, are summarized as follows:

	2021
	Net balances at beginning of year	Additions		Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$25,722	$9,305	(b)	$132	$576	$34,583	3 y 5
Trademark (a)	125,528	-		-	-	125,528	Indefinite
	$151,250	$9,305		$132	$576	$160,111

	2020
	Net balances at beginning of year	Additions	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$15,956	$10,508	$-	$742	$25,722	3 y 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$141,484	$10,508	$-	$742	$151,250

(a)
Corresponds to the rights on the Marmex trademark associated with the specialized maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing (see Note 13).

(b)	Corresponds mainly to the SAP Hana system upgrade project.

The accumulated amortization of intangible assets as of December 31, 2021 and 2020, is $1,599 and $7,838, respectively.